Operating leases	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Operating Leases
Operating leases

9. Operating leases

The Group has several offices lease agreements with lease terms ranging from two to five years. The Group does not have any finance lease for the six months ended September 30, 2025 and the years ended March 31, 2025. Operating leases result in the recognition of ROU assets and lease liabilities on the balance sheet. ROU assets represent the Group’s right to use the leased asset for the lease term, and lease liabilities represent the obligation to make lease payments. The operating lease expenses were charged to selling expenses and general and administrative expenses. The Group used its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments and the discount rate was not changed on recalculating modified ROU assets and lease liabilities.

The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

	As of
	March 31,	September 30,
	2025	2025
	RMB	RMB	US$
	(Audited)	(Unaudited)
Operating lease right-of-use assets	6,637,141	7,643,582	1,073,688

Operating lease liabilities, current	1,814,071	1,770,413	248,688
Operating lease liabilities, non-current	5,346,727	6,558,669	921,291
Total operating lease liabilities	7,160,798	8,329,082	1,169,979

The weighted-average remaining lease term and the weighted-average discount rate of leases are as follows:

	As of
	March 31,	September 30,
	2025	2025
	(Audited)	(Unaudited)
Weighted average remaining lease terms	4.73	3.01
Weighted average discount rate	6.70%	6.70%

During the six months ended September 30, 2025 and 2024, the Group incurred total operating lease expenses of RMB1,392,307 (US$195,576) and RMB723,929, respectively.

The following table summarizes the maturity of operating lease liabilities as of September 30, 2025:

12 months ending March 31,	RMB
(Unaudited)
Second half year of 2026	1,060,574
2027	2,570,265
2028	3,600,663
2029	1,800,206
2030 and after	252,442
Total lease payment	9,284,150
less: imputed interest	(955,068)
Total lease liabilities	8,329,082

10. Operating leases

The Group has several offices lease agreements with lease terms ranging from two to five years. The Group does not have any finance lease for the years ended March 31, 2025 and 2024. Operating leases result in the recognition of ROU assets and lease liabilities on the balance sheet. ROU assets represent the Group’s right to use the leased asset for the lease term, and lease liabilities represent the obligation to make lease payments. The operating lease expenses were charged to selling expenses and general and administrative expenses. The Group used its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments and the discount rate was not changed on recalculating modified ROU assets and lease liabilities.

The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

	As of March 31,
	2024	2025
	RMB	RMB	US$
Operating lease right-of-use assets	5,469,166	6,637,141	932,314

Operating lease liabilities, current	1,081,370	1,814,071	254,821
Operating lease liabilities, non-current	4,859,692	5,346,727	751,050
Total operating lease liabilities	5,941,062	7,160,798	1,005,871

The weighted-average remaining lease term and the weighted-average discount rate of leases are as follows:

	For the years ended March 31,
	2024	2025
Weighted average remaining lease terms	3.54	4.73
Weighted average discount rate	6.70%	6.70%

During the years ended March 31, 2025 and 2024, the Group incurred total operating lease expenses of RMB1,779,212 (US$249,924) and RMB872,173, respectively.

The following table summarizes the maturity of operating lease liabilities as of March 31, 2025:

12 months ending March 31,	RMB
2026	2,218,648
2027	2,176,115
2028	2,379,569
2029	1,247,764
Total lease payment	8,022,096
less: imputed interest	(861,298)
Total lease liabilities	7,160,798